Credit Facilities (Details) (USD $)	12 Months Ended								0 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Mortgages [Member]	Dec. 31, 2012 Mortgages [Member]	Dec. 31, 2013 Unsecured Debt [Member] Mortgages [Member]	Dec. 31, 2013 Term Loan [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	Feb. 14, 2013 Revolving Credit Facility [Member]	Feb. 28, 2013 Senior Revolving Credit Facility [Member]	Dec. 31, 2013 Additional Funding Agreement Terms [Member] Unsecured Debt [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member] Mortgages [Member]	Dec. 31, 2012 Minimum [Member] Mortgages [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member] Mortgages [Member]	Dec. 31, 2012 Maximum [Member] Mortgages [Member]	Dec. 31, 2013 External Credit Rating, Non Investment Grade [Member] Minimum [Member]	Dec. 31, 2013 External Credit Rating, Non Investment Grade [Member] Maximum [Member]	Dec. 31, 2013 Variable Interest Rate [Member] Revolving Credit Facility [Member]	Dec. 31, 2013 Fixed Rate Line of Credit [Member] Revolving Credit Facility [Member]	Dec. 31, 2013 Term Loan [Member] External Credit Rating, Investment Grade [Member] Minimum [Member]	Dec. 31, 2013 Term Loan [Member] External Credit Rating, Investment Grade [Member] Maximum [Member]	Dec. 31, 2013 Revolving Credit Facility [Member] External Credit Rating, Investment Grade [Member] Minimum [Member]	Dec. 31, 2013 Revolving Credit Facility [Member] External Credit Rating, Investment Grade [Member] Maximum [Member]	Jun. 18, 2013 Regions Bank, Secured Credit Facility [Member] Line of Credit [Member] ARCT IV / ARCP Merger [Member] Secured Debt [Member]	Jun. 18, 2013 Regions Bank, Secured Credit Facility [Member] Term Loan [Member] ARCT IV / ARCP Merger [Member] Secured Debt [Member]	Jun. 18, 2013 Regions Bank, Secured Credit Facility [Member] Revolving Credit Facility [Member] ARCT IV / ARCP Merger [Member] Secured Debt [Member]	Dec. 31, 2013 Wells Fargo [Member] Secured Debt [Member]	Dec. 31, 2013 Reported Value Measurement [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Reported Value Measurement [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Reported Value Measurement [Member] Fair Value, Inputs, Level 3 [Member] Mortgages [Member]	Dec. 31, 2012 Reported Value Measurement [Member] Fair Value, Inputs, Level 3 [Member] Mortgages [Member]	Dec. 31, 2013 Reported Value Measurement [Member] Fair Value, Inputs, Level 3 [Member] Unsecured Debt [Member]	Dec. 31, 2012 Reported Value Measurement [Member] Fair Value, Inputs, Level 3 [Member] Unsecured Debt [Member]	Dec. 31, 2013 Reported Value Measurement [Member] Fair Value, Inputs, Level 3 [Member] Revolving Credit Facility [Member] Unsecured Debt [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 1,900,000,000						$ 1,500,000,000			$ 3,000,000,000															$ 1,500,000,000			$ 150,000,000
Debt Instrument, Face Amount																									750,000,000.0
Debt Instrument, Basis Spread on Variable Rate																	2.25%	3.00%			1.15%	2.00%	0.90%	1.75%				2.75%
Line of Credit Facility, Undrawn Commitment	1,400,000,000
Extinguishment of Debt, Amount									124,600,000
Line of Credit Facility, Commitment Fee Percentage											0.15%			0.25%
Senior secured revolving credit facility	0	124,604,000																											4,348,208,000	389,722,000	1,301,114,000	265,118,000	1,819,800,000	0	1,100,000,000
Mortgage notes payable, net	1,301,114,000	265,118,000	1,258,661,000	265,118,000	2,420,000,000
Senior corporate credit facilities	1,819,800,000	0				940,000,000	119,800,000												544,800,000	515,000,000					760,000,000	300,000,000	450,000,000	150,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.17%
Line of Credit, Amount Bearing Fixed Interest Rate, Percentage	4.02%
Line of Credit Facility, Current Borrowing Capacity																									800,000,000		500,000,000
Line of Credit Facility, Remaining Borrowing Capacity																									$ 40,000,000
Effective interest rate								3.11%				1.83%	3.32%		6.28%	6.13%									1.71%